Capital Management - Additional Information (Detail)	1 Months Ended	9 Months Ended
	Jun. 30, 2019	Jul. 31, 2019
Disclosure of capital management [abstract]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	2.00%	1.75%